Intangible Assets, Net (Details) - Schedule of estimated future amortization expense of intangible assets $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense of intangible assets [Abstract]
2022	$ 11,691
2023	9,951
2024	8,406
2025	6,616
2026	4,863
2027 and thereafter	9,863
Finite-Lived Intangible Assets, Net	$ 51,390